Annual Fund Operating Expenses - Retail Class - Transamerica Capital Growth	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.07%
C
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	1.82%
I
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.83%
R6
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.72%